Provisions	9 Months Ended
Sep. 30, 2022
Provisions [abstract]
Provisions	Provisions
As at January 1, 2022 a provision of £537,000 existed in respect of the Group’s obligation to restore alterations made on leased space within one of the groups leasehold properties. The required work is expected to be completed in 2024 and 2028.

During the nine months ended September 30, 2022 an additional provision of £200,000 was recognised in respect of the Group’s obligation to restore alterations made during the period on a leased space in another of the Group’s leasehold properties. The required work is expected to be completed in 2026.